PROPERTY, PLANT AND MINE DEVELOPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND MINE DEVELOPMENT
PROPERTY, PLANT AND MINE DEVELOPMENT

10.  PROPERTY, PLANT AND MINE DEVELOPMENT

			Mine
	Mining	Plant and	Development
	Properties	Equipment	Costs	Total
As at December 31, 2017	$1,665,527	$1,991,121	$1,969,904	$5,626,552
Additions	335,938	247,655	681,882	1,265,475
Impairment loss (Note 24)	(100,676)	—	—	(100,676)
Disposals	(8,554)	(5,590)	—	(14,144)
Amortization	(146,793)	(268,028)	(128,084)	(542,905)
Transfers between categories	29,621	19,709	(49,330)	—
As at December 31, 2018	$1,775,063	1,984,867	2,474,372	6,234,302
Additions	63,305	314,469	635,030	1,012,804
Impairment reversal (Note 24)	172,484	—	173,337	345,821
Disposals	(937)	(19,434)	—	(20,371)
Amortization	(152,160)	(300,027)	(116,704)	(568,891)
Transfers between categories	150,796	1,207,920	(1,358,716)	—
As at December 31, 2019	$2,008,551	$3,187,795	$1,807,319	$7,003,665
As at December 31, 2018
Cost	$3,135,284	$4,839,166	$3,281,066	$11,255,516
Accumulated amortization and impairments	(1,360,221)	(2,854,299)	(806,694)	(5,021,214)
Carrying value - December 31, 2018	$1,775,063	$1,984,867	$2,474,372	$6,234,302
As at December 31, 2019
Cost	$3,348,912	$6,182,372	$2,540,534	$12,071,818
Accumulated amortization and impairments	(1,340,361)	(2,994,577)	(733,215)	(5,068,153)
Carrying value - December 31, 2019	$2,008,551	$3,187,795	$1,807,319	$7,003,665

Additions to Plant and Equipment include $81.8 million of transitional adjustments for the recognition of leased right-of-use assets upon the Company's adoption of IFRS 16 on January 1, 2019 (see Note 5), and $46.8 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2019.

As at December 31, 2019, major assets under construction, and therefore not yet being depreciated, included in the carrying value of property, plant and mine development amounted to $244.9 million (2018 - $1,424.2 million).

During the year ended December 31, 2019, the Company produced and sold pre-commercial production ounces from the Meliadine mine, Amaruq satellite deposit at the Meadowbank Complex, and Barnat deposit at the Canadian Malartic mine. The Company deducts revenues from mining operations earned prior to commercial production from the cost of the related property, plant and mine development. During the year ended December 31, 2019, the Company earned $91.1 million of pre-commercial production revenue.

During the year ended December 31, 2019, the Company disposed of property, plant and mine development with a carrying value of $20.4 million (2018 - $14.1 million). The loss of $11.9 million on disposal (2018 - gain of $22.8 million) was recorded in the other income line item in the consolidated statements of income (loss).

Geographic Information:

	As at	As at
	December 31,	December 31,
	2019	2018
Northern Business:
Canada	$5,000,544	$4,386,051
Finland	1,205,935	996,946
Sweden	13,812	13,812

Southern Business:
Mexico	780,877	835,797
United States	2,497	1,696
Total property, plant and mine development	$7,003,665	$6,234,302